Schedule of investments
Delaware Limited Duration Bond Fund
June 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 2.88%
Freddie Mac REMICs Series 5092 WG 1.00% 4/25/31	1,957,946	$1,970,345
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA1 M1 144A 0.668% (SOFR + 0.65%) 1/25/51 #, •	594,196	594,196
Series 2021-DNA3 M1 144A 0.768% (SOFR + 0.75%) 10/25/33 #, •	590,000	590,944
Series 2021-HQA1 M1 144A 0.718% (SOFR + 0.70%) 8/25/33 #, •	700,000	700,000
Series 2021-HQA2 M1 144A 0.717% (SOFR + 0.70%) 12/25/33 #, =, •	375,000	375,411
Total Agency Collateralized Mortgage Obligations (cost $4,228,767)		4,230,896

Agency Commercial Mortgage-Backed Security — 1.97%
Freddie Mac Multifamily Structured Pass Through Certificates Series K734 A1 3.139% 6/25/25 ♦	2,735,294	2,894,731
Total Agency Commercial Mortgage-Backed Security (cost $2,789,997)		2,894,731

Agency Mortgage-Backed Securities — 7.87%
Fannie Mae S.F. 15 yr
2.50% 8/1/35	543,015	566,612
2.50% 11/1/35	1,379,893	1,442,633
Fannie Mae S.F. 30 yr
4.50% 2/1/44	1,203,451	1,345,298
4.50% 4/1/44	1,312,910	1,461,616
4.50% 11/1/44	1,351,786	1,509,796
5.00% 7/1/47	3,127,366	3,577,382
5.00% 5/1/48	549,354	606,159
5.50% 5/1/44	88,348	102,203

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac S.F. 15 yr 1.50% 3/1/36	964,469	$977,244
Total Agency Mortgage-Backed Securities (cost $11,532,591)		11,588,943

Collateralized Debt Obligations — 8.42%
AMMC CLO 23 Series 2020-23A A1L 144A 1.59% (LIBOR03M + 1.40%, Floor 1.40%) 10/17/31 #, •	1,000,000	1,003,299
Ballyrock CLO
Series 2018-1A A1 144A 1.188% (LIBOR03M + 1.00%) 4/20/31 #, •	750,000	750,058
Series 2020-2A A1 144A 1.508% (LIBOR03M + 1.32%, Floor 1.32%) 10/20/31 #, •	750,000	752,537

BlueMountain CLO XXX Series 2020-30A A 144A 1.574% (LIBOR03M + 1.39%, Floor 1.39%) 1/15/33 #, •	500,000	501,795
Carlyle Global Market Strategies CLO Series 2015-5A A1R 144A 1.508% (LIBOR03M + 1.32%, Floor 1.32%) 1/20/32 #, •	500,000	504,802
CBAM Series 2020-13A A 144A 1.618% (LIBOR03M + 1.43%, Floor 1.43%) 1/20/34 #, •	800,000	802,036
Cedar Funding IX CLO Series 2018-9A A1 144A 1.168% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #, •	925,000	925,623
CIFC Funding Series 2013-4A A1RR 144A 1.241% (LIBOR03M + 1.06%, Floor 1.06%) 4/27/31 #, •	900,000	900,924

NQ-QLV [6/21] 8/21 (1751147)    1

Schedule of investments
Delaware Limited Duration Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Dryden 83 CLO Series 2020-83A A 144A 1.457% (LIBOR03M + 1.22%, Floor 1.22%) 1/18/32 #, •	900,000	$899,770
Galaxy XXI CLO Series 2015-21A AR 144A 1.208% (LIBOR03M + 1.02%) 4/20/31 #, •	500,000	500,365
KKR CLO 32 Series 32A A1 144A 1.504% (LIBOR03M + 1.32%, Floor 1.32%) 1/15/32 #, •	500,000	501,747
LCM XVIII Series 18A A1R 144A 1.208% (LIBOR03M + 1.02%) 4/20/31 #, •	700,000	700,041
Octagon Investment Partners 33 Series 2017-1A A1 144A 1.378% (LIBOR03M + 1.19%) 1/20/31 #, •	300,000	300,111
Octagon Investment Partners 48 Series 2020-3A A 144A 1.688% (LIBOR03M + 1.50%, Floor 1.50%) 10/20/31 #, •	900,000	901,144
Sound Point CLO XXI Series 2018-3A A1A 144A 1.356% (LIBOR03M + 1.18%, Floor 1.18%) 10/26/31 #, •	900,000	900,105
Venture 34 CLO Series 2018-34A A 144A 1.414% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #, •	700,000	701,119
York CLO-6 Series 2019-1A A1 144A 1.534% (LIBOR03M + 1.35%) 7/22/32 #, •	850,000	851,603
Total Collateralized Debt Obligations (cost $12,318,464)		12,397,079

	Principal amount°	Value (US $)

Corporate Bonds — 56.85%
Banking — 17.82%
Ally Financial 5.75% 11/20/25	740,000	$850,412
Banco Continental 144A 2.75% 12/10/25 #	385,000	380,963
Banco Santander 3.50% 4/11/22	1,200,000	1,229,274
Bank of America 3.458% 3/15/25 μ	1,500,000	1,603,995
Bank of Montreal 1.85% 5/1/25	260,000	268,399
Barclays Bank 1.70% 5/12/22	240,000	242,782
BBVA Bancomer 144A 1.875% 9/18/25 #	425,000	430,355
Credit Agricole 144A 1.907% 6/16/26 #, μ	280,000	285,621
DNB Boligkreditt 144A 2.50% 3/28/22 #	3,760,000	3,822,076
Goldman Sachs Group
1.542% 9/10/27 μ	135,000	134,787
5.75% 1/24/22	4,000,000	4,123,977

Huntington National Bank 2.50% 8/7/22	285,000	291,488
JPMorgan Chase & Co.
4.023% 12/5/24 μ	3,410,000	3,682,140
4.60% 2/1/25 μ, ψ	130,000	134,882
KeyBank
2.40% 6/9/22	250,000	255,104
3.18% 10/15/27	655,000	672,077
Morgan Stanley
0.731% 4/5/24 μ	765,000	766,783
2.75% 5/19/22	120,000	122,695
3.737% 4/24/24 μ	350,000	370,233

Nordea Bank 144A 0.625% 5/24/24 #	1,005,000	1,005,385
QNB Finance 3.50% 3/28/24	380,000	405,870
Regions Financial 3.80% 8/14/23	235,000	250,665
Toronto-Dominion Bank 0.398% (SOFR + 0.355%) 3/4/24 •	1,110,000	1,111,420
Truist Bank 2.636% 9/17/29 μ	1,015,000	1,064,065
Truist Financial 2.70% 1/27/22	1,650,000	1,670,573
UBS 144A 1.75% 4/21/22 #	200,000	202,261
UBS Group 144A 2.65% 2/1/22 #	580,000	588,257

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(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

US Bank 3.40% 7/24/23	250,000	$265,040
		26,231,579
Basic Industry — 1.45%
Avient 144A 5.75% 5/15/25 #	718,000	759,780
First Quantum Minerals 144A 7.50% 4/1/25 #	500,000	520,067
Inversiones CMPC 144A 4.75% 9/15/24 #	380,000	414,153
LYB International Finance III 2.875% 5/1/25	170,000	180,613
PowerTeam Services 144A 9.033% 12/4/25 #	235,000	258,794
		2,133,407
Brokerage — 0.48%
Charles Schwab 4.00% 6/1/26 μ, ψ	175,000	182,875
National Securities Clearing 144A 1.20% 4/23/23 #	390,000	396,224
SURA Asset Management 144A 4.875% 4/17/24 #	120,000	129,900
		708,999
Capital Goods — 4.16%
L3Harris Technologies 3.85% 12/15/26	215,000	241,541
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	847,000	856,529
Roper Technologies 2.35% 9/15/24	2,050,000	2,151,407
Spirit AeroSystems 144A 5.50% 1/15/25 #	350,000	372,942
Teledyne Technologies 0.95% 4/1/24	1,580,000	1,582,732
TransDigm 144A 8.00% 12/15/25 #	412,000	446,315
Welbilt 9.50% 2/15/24	164,000	172,069
WESCO Distribution 144A 7.125% 6/15/25 #	281,000	304,028
		6,127,563
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications — 3.38%
AMC Networks 5.00% 4/1/24	172,000	$174,680
Clear Channel International 144A 6.625% 8/1/25 #	200,000	210,868
Fox 4.03% 1/25/24	2,985,000	3,234,931
T-Mobile USA 3.50% 4/15/25	220,000	239,043
Verizon Communications 0.75% 3/22/24	1,110,000	1,115,111
		4,974,633
Consumer Cyclical — 3.83%
Boyd Gaming 144A 8.625% 6/1/25 #	319,000	352,055
Carnival 144A 7.625% 3/1/26 #	262,000	284,925
Ford Motor 8.50% 4/21/23	418,000	466,989
Ford Motor Credit 3.375% 11/13/25	435,000	451,617
General Motors Financial
0.804% (SOFR + 0.76%) 3/8/24 •	355,000	357,657
3.45% 4/10/22	960,000	977,786
4.15% 6/19/23	575,000	610,914

IRB Holding 144A 7.00% 6/15/25 #	48,000	51,937
JD.com 3.875% 4/29/26	430,000	474,670
Prime Security Services Borrower 144A 5.25% 4/15/24 #	359,000	385,128
Scientific Games International 144A 5.00% 10/15/25 #	430,000	445,116
Six Flags Entertainment 144A 4.875% 7/31/24 #	415,000	419,669
Station Casinos 144A 5.00% 10/1/25 #	89,000	90,601
VF 2.40% 4/23/25	250,000	262,326
		5,631,390
Consumer Non-Cyclical — 2.40%
AbbVie
2.60% 11/21/24	710,000	748,950
3.75% 11/14/23	330,000	354,136

Bausch Health 144A 6.125% 4/15/25 #	317,000	325,321
CVS Health 3.70% 3/9/23	76,000	80,056

NQ-QLV [6/21] 8/21 (1751147)    3

Schedule of investments
Delaware Limited Duration Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

DP World Crescent 144A 3.908% 5/31/23 #	415,000	$437,655
Gilead Sciences 3.70% 4/1/24	455,000	489,234
Ortho-Clinical Diagnostics 144A 7.375% 6/1/25 #	204,000	219,874
Royalty Pharma 144A 1.20% 9/2/25 #	800,000	793,417
Viatris 144A 1.65% 6/22/25 #	75,000	75,952
		3,524,595
Electric — 8.61%
AEP Texas 2.40% 10/1/22	500,000	511,441
Avangrid 3.20% 4/15/25	380,000	408,418
CenterPoint Energy 0.684% (SOFR + 0.65%) 5/13/24 •	1,575,000	1,582,355
Cleveland Electric Illuminating 5.50% 8/15/24	1,150,000	1,307,917
Duke Energy
1.80% 9/1/21	1,065,000	1,066,037
4.875% 9/16/24 μ, ψ	460,000	489,900

Engie Energia Chile 144A 4.50% 1/29/25 #	200,000	218,794
Entergy 4.00% 7/15/22	845,000	871,810
Entergy Louisiana 4.05% 9/1/23	905,000	962,617
ITC Holdings 2.70% 11/15/22	1,755,000	1,804,830
NRG Energy 144A 3.75% 6/15/24 #	690,000	735,590
Southern California Edison 1.10% 4/1/24	1,160,000	1,168,314
Vistra Operations 144A 3.55% 7/15/24 #	705,000	744,851
WEC Energy Group 0.80% 3/15/24	800,000	802,143
		12,675,017
Energy — 4.40%
Apache 4.625% 11/15/25	243,000	263,131
Devon Energy 144A 5.25% 9/15/24 #	232,000	258,602
Enbridge 0.435% (SOFR + 0.40%) 2/17/23 •	480,000	481,082
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Murphy Oil 5.75% 8/15/25	332,000	$341,130
NuStar Logistics 5.75% 10/1/25	362,000	394,768
Occidental Petroleum 5.50% 12/1/25	342,000	378,986
ONEOK 7.50% 9/1/23	1,330,000	1,499,103
Pioneer Natural Resources 0.55% 5/15/23	565,000	565,752
Sabine Pass Liquefaction 5.75% 5/15/24	585,000	656,816
Schlumberger Holdings 144A 3.75% 5/1/24 #	930,000	1,001,539
Southwestern Energy 6.45% 1/23/25	400,000	443,626
Western Midstream Operating 4.35% 2/1/25	186,000	196,776
		6,481,311
Finance Companies — 3.94%
AerCap Ireland Capital DAC 3.15% 2/15/24	760,000	798,186
Air Lease
2.875% 1/15/26	95,000	99,892
3.00% 9/15/23	450,000	470,580
Aviation Capital Group
144A 1.95% 1/30/26 #	230,000	230,172
144A 2.875% 1/20/22 #	485,000	489,992

Avolon Holdings Funding 144A 3.95% 7/1/24 #	3,285,000	3,505,258
USAA Capital 144A 1.50% 5/1/23 #	200,000	204,114
		5,798,194
Insurance — 2.36%
Athene Global Funding 144A 1.00% 4/16/24 #	710,000	712,383
Brighthouse Financial Global Funding
144A 0.779% (SOFR + 0.76%) 4/12/24 #, •	485,000	488,725
144A 1.00% 4/12/24 #	485,000	486,147

Equitable Holdings 3.90% 4/20/23	301,000	318,360

4    NQ-QLV [6/21] 8/21 (1751147)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)

GA Global Funding Trust 144A 1.00% 4/8/24 #	1,120,000	$1,122,925
USI 144A 6.875% 5/1/25 #	344,000	349,337
		3,477,877
Technology — 2.12%
Global Payments 2.65% 2/15/25	311,000	327,942
International Business Machines 3.00% 5/15/24	190,000	202,573
Microchip Technology
144A 0.983% 9/1/24 #	650,000	647,216
4.333% 6/1/23	615,000	656,086

NXP 144A 2.70% 5/1/25 #	45,000	47,502
SK Hynix 144A 1.50% 1/19/26 #	420,000	414,750
Skyworks Solutions 0.90% 6/1/23	815,000	817,546
		3,113,615
Transportation — 1.90%
DAE Funding 144A 4.50% 8/1/22 #	447,000	449,005
Delta Air Lines
144A 7.00% 5/1/25 #	936,000	1,092,942
7.375% 1/15/26	240,000	281,790

Spirit Loyalty Cayman 144A 8.00% 9/20/25 #	138,000	156,354
Triton Container International 144A 1.15% 6/7/24 #	765,000	763,706
United Airlines 144A 4.375% 4/15/26 #	50,000	51,822
		2,795,619
Total Corporate Bonds (cost $82,649,212)		83,673,799

Non-Agency Asset-Backed Securities — 5.38%
CarMax Auto Owner Trust Series 2018-2 B 3.37% 10/16/23	1,850,000	1,896,385
Hyundai Auto Lease Securitization Trust Series 2021-A B 144A 0.61% 10/15/25 #	2,000,000	2,003,252
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
John Deere Owner Trust Series 2019-A A3 2.91% 7/17/23	1,935,630	$1,957,982
JPMorgan Chase Bank Series 2020-2 B 144A 0.84% 2/25/28 #	735,054	736,042
Tesla Auto Lease Trust Series 2021-A B 144A 1.02% 3/20/25 #	1,325,000	1,331,507
Total Non-Agency Asset-Backed Securities (cost $7,860,876)		7,925,168

US Treasury Obligations — 15.10%
US Treasury Notes
0.125% 6/30/23	6,850,000	6,833,811
0.25% 6/15/24	15,490,000	15,396,213
Total US Treasury Obligations (cost $22,279,524)		22,230,024
	Number of shares
Short-Term Investments — 1.11%
Money Market Mutual Funds — 1.11%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	410,932	410,932
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	410,933	410,933
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	410,933	410,933

NQ-QLV [6/21] 8/21 (1751147)    5

Schedule of investments
Delaware Limited Duration Bond Fund (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	410,932	$410,932
Total Short-Term Investments (cost $1,643,730)		1,643,730

Total Value of Securities—99.58% (cost $145,303,161)		146,584,370
Receivables and Other Assets Net of Liabilities—0.42%		611,139
Net Assets Applicable to 15,741,742 Shares Outstanding—100.00%		$147,195,509
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of Rule 144A securities was $48,166,325, which represents 32.72% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.

The following futures contracts were outstanding at June 30, 2021:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(34)	US Treasury 5 yr Notes	$(4,196,609)	$(4,206,307)	9/30/21	$9,698	$(2,125)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
6    NQ-QLV [6/21] 8/21 (1751147)

(Unaudited)
Summary of abbreviations: (continued)
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
USD – US Dollar
yr – Year
NQ-QLV [6/21] 8/21 (1751147)    7